Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	NATUREWELL INC
Entity Central Index Key	0000945617
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (the “Amendment”) hereby amends our Current Report on Form 8-K dated April 21, 2013, which we filed with the Securities and Exchange Commission (“SEC”) on April 21, 2013 (the “Original Filing”). This Amendment is being filed for the purpose of responding to certain SEC comments which requires the inclusion of additional information not contained in the Original Filing. Further, this Amendment expands the disclosure relating to the entry into a material definitive agreement and the current business of the Company.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012